Contracts with Customers - Disaggregation of Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Revenue	$ 771.6	$ 443.8	$ 245.3
Over time
Disaggregation of Revenue [Line Items]
Revenue	743.0	418.6	234.7
Point in time
Disaggregation of Revenue [Line Items]
Revenue	$ 28.6	$ 25.2	$ 10.6